Income Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Income Taxes [Line Items]
Applicable tax rate (in Dollars)		$ 2
Assessable profit, percentage	8.25%	8.25%
Profits (in Dollars)		$ 2
Income tax rate, percentage	16.50%	16.50%
Enterprise income tax, percentage (in Dollars)	$ 25
Taxable income (in Yuan Renminbi) | ¥			¥ 1,000,000
Reduction taxable, percentage			75.00%
Taxable (in Yuan Renminbi) | ¥			¥ 1,000,000
Reduction Income (in Dollars)	3,000,000
Valuation allowance (in Dollars)	$ 30,410			$ 81,232
Minimum [Member]
Income Taxes [Line Items]
Enterprise income tax, percentage	20.00%	20.00%	20.00%
Maximum [Member]
Income Taxes [Line Items]
Enterprise income tax, percentage	75.00%	75.00%	87.50%
Singapore [Member]
Income Taxes [Line Items]
Flate rate, percentage	17.00%	17.00%
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate, percentage	16.50%	16.50%
PRC [Member]
Income Taxes [Line Items]
Operating loss carrying forwards (in Dollars)	$ 9,657,252
Hong Kong subsidiaries [Member]
Income Taxes [Line Items]
Operating loss carrying forwards (in Dollars)	129,911
Singapore [Member]
Income Taxes [Line Items]
Operating loss carrying forwards (in Dollars)	$ 175,753